Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Parenthetical) (Detail) - Dec. 31, 2017 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 238,400	€ 184,900
Currency and interest swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 298,611	43,585
Currency and interest swap contracts [member] | Currency and interest swap contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		100,000
Currency and interest swap contracts [member] | Currency and interest swap contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		150,000
Currency and interest swap contracts [member] | Currency and interest swap contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		€ 250,000